NOTE 16 - EMPLOYEE OPTIONS (Details) - Summary of Outstanding and Exercisable Options	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in Shares) | shares	242,100
Options Exercisable (in Shares) | shares	175,131
Options, Range of Exercise Prices $0.00-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 0.00
Exercise Price, Upper Limit	$ 4.00
Options Outstanding (in Shares) | shares	90,000
Options Outstanding, Weighted Average Remaining Life	7 years 47 days
Options Outstanding, Weighted Average Exercise Price	$ 3.15
Options Exercisable (in Shares) | shares	50,000
Options Exercisable, Weighted Average Exercise Price	$ 4.00
Options, Range of Exercise Prices $4.50-$21.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	4.50
Exercise Price, Upper Limit	$ 21.00
Options Outstanding (in Shares) | shares	146,300
Options Outstanding, Weighted Average Remaining Life	6 years 186 days
Options Outstanding, Weighted Average Exercise Price	$ 6.96
Options Exercisable (in Shares) | shares	125,131
Options Exercisable, Weighted Average Exercise Price	$ 5.39